Accounts Receivable (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Bad debt expense	$ 35,000	$ 19,400	$ 202,480	$ 992